NATURE OF THE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of operating segments
We report our results of operations in three reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers and businesses.
Cable	Cable telecommunications operations, including Internet, television and other video (Video), Satellite, telephony (Home Phone), and smart home monitoring services for Canadian consumers and businesses, and network connectivity through our fibre network and data centre assets to support a range of voice, data, networking, hosting, and cloud-based services for the business, public sector, and carrier wholesale markets.
Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, multi-platform shopping, and digital media.
INFORMATION BY SEGMENT

Year ended December 31, 2023	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	6	10,222	7,005	2,335	(254)	19,308
Operating costs	7	5,236	3,231	2,258	2	10,727

Adjusted EBITDA		4,986	3,774	77	(256)	8,581

Depreciation and amortization	8, 9, 10					4,121
Restructuring, acquisition and other	11					685
Finance costs	12					2,047
Other expense	13					362

Income before income tax expense						1,366

Capital expenditures	8	1,625	1,865	250	194	3,934
Goodwill	10	1,634	13,677	969	—	16,280
Total assets		28,613	34,099	2,896	3,674	69,282

Year ended December 31, 2022	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	6	9,197	4,071	2,277	(149)	15,396
Operating costs	7	4,728	2,013	2,208	54	9,003

Adjusted EBITDA		4,469	2,058	69	(203)	6,393

Depreciation and amortization	8, 9, 10					2,576
Restructuring, acquisition and other	11					310
Finance costs	12					1,233
Other income	13					(15)

Income before income tax expense						2,289

Capital expenditures	8	1,758	1,019	142	156	3,075
Goodwill	10	1,160	1,902	969	—	4,031
Total assets		26,298	8,040	2,693	18,624	55,655